Financial instruments and risk management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 1,019,475	R$ 204,005
Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	788,709	89,230
Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	81,888	75,228
Accounts payable for business combination
Financial instruments and risk management
Financial liabilities, carrying amount	85,726
Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	13,722	9,987
Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	535	5,392
Liquidity risk [member]
Financial instruments and risk management
Financial liabilities, carrying amount	1,019,475	204,005
Financial liabilities, Contractual cash flow	1,211,482	244,568
Liquidity risk [member] | Trade payables
Financial instruments and risk management
Financial liabilities, carrying amount	33,566	15,312
Non-derivative financial liabilities, Contractual cash flow	33,566	15,312
Liquidity risk [member] | Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	788,709	89,230
Non-derivative financial liabilities, Contractual cash flow	974,942	111,779
Liquidity risk [member] | Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	81,888	75,228
Non-derivative financial liabilities, Contractual cash flow	87,662	93,242
Liquidity risk [member] | Accounts payable for business combination
Financial instruments and risk management
Financial liabilities, carrying amount	85,726
Non-derivative financial liabilities, Contractual cash flow	85,726
Liquidity risk [member] | Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	13,722	9,987
Non-derivative financial liabilities, Contractual cash flow	13,722	9,987
Liquidity risk [member] | Other payables (current and non-current)
Financial instruments and risk management
Financial liabilities, carrying amount	15,329	8,856
Non-derivative financial liabilities, Contractual cash flow	15,329	8,856
Liquidity risk [member] | Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	535	5,392
Derivative financial liabilities, Contractual cash flow	535	5,392
Liquidity risk [member] | 6 months or less
Financial instruments and risk management
Financial liabilities, Contractual cash flow	212,812	126,366
Liquidity risk [member] | 6 months or less | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	33,566	15,312
Liquidity risk [member] | 6 months or less | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	136,161	78,898
Liquidity risk [member] | 6 months or less | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	12,435	11,393
Liquidity risk [member] | 6 months or less | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,064
Liquidity risk [member] | 6 months or less | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	13,722	9,987
Liquidity risk [member] | 6 months or less | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	15,329	8,856
Liquidity risk [member] | 6 months or less | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow	535	1,920
Liquidity risk [member] | 6- 12 months
Financial instruments and risk management
Financial liabilities, Contractual cash flow	148,156	21,255
Liquidity risk [member] | 6- 12 months | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 6- 12 months | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	88,045	7,313
Liquidity risk [member] | 6- 12 months | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	12,251	10,470
Liquidity risk [member] | 6- 12 months | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	47,860
Liquidity risk [member] | 6- 12 months | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 6- 12 months | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 6- 12 months | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow		3,472
Liquidity risk [member] | 1-2 years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	205,485	42,954
Liquidity risk [member] | 1-2 years | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 1-2 years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	171,022	23,901
Liquidity risk [member] | 1-2 years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	22,284	19,053
Liquidity risk [member] | 1-2 years | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	12,179
Liquidity risk [member] | 1-2 years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 1-2 years | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk [member] | 2-5 Years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	645,029
Liquidity risk [member] | 2-5 Years | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk [member] | 2-5 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	579,714
Liquidity risk [member] | 2-5 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	40,682
Liquidity risk [member] | 2-5 Years | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	24,623
Liquidity risk [member] | 2-5 Years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk [member] | 2-5 Years | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	R$ 0
Liquidity risk [member] | 2-6 Years
Financial instruments and risk management
Financial liabilities, Contractual cash flow		53,993
Liquidity risk [member] | 2-6 Years | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow		0
Liquidity risk [member] | 2-6 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow		1,667
Liquidity risk [member] | 2-6 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow		52,326
Liquidity risk [member] | 2-6 Years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow		0
Liquidity risk [member] | 2-6 Years | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow		R$ 0